Putnam Minnesota Tax Exempt Income Fund
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 36 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Putnam Minnesota Tax Exempt Income Fund Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Putnam Minnesota Tax Exempt Income Fund Class T
Management fees	0.43%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%	[1]
Total annual fund operating expenses	0.88%
[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Putnam Minnesota Tax Exempt Income Fund | Class T | USD ($)	338	524	725	1,307